ALPHA ARCHITECT U.S. QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Communication Services - 16.0%
Broadcasting - 2.0%
Fox Corp. - Class A	117,841	$6,603,809

Integrated Telecommunication Services - 2.0%
AT&T, Inc.	228,337	6,608,073

Interactive Home Entertainment - 4.0%
Roblox Corp. - Class A (a)	63,020	6,629,704
Take-Two Interactive Software, Inc. (a)	27,134	6,589,492
		13,219,196
Movies & Entertainment - 8.0%
Live Nation Entertainment, Inc. (a)	43,346	6,557,383
Netflix, Inc. (a)	4,908	6,572,450
Spotify Technology SA (a)	8,559	6,567,663
TKO Group Holdings, Inc.	36,245	6,594,778
		26,292,274
Total Communication Services		52,723,352

Consumer Discretionary - 8.0%
Education Services - 2.0%
Duolingo, Inc. (a)	15,740	6,453,715

Hotels, Resorts & Cruise Lines - 2.0%
Royal Caribbean Cruises Ltd.	20,886	6,540,242

Restaurants - 4.0%
Brinker International, Inc. (a)	36,493	6,580,783
DoorDash, Inc. - Class A (a)	26,754	6,595,128
		13,175,911
Total Consumer Discretionary		26,169,868

Consumer Staples - 10.0%
Consumer Staples Merchandise Retail - 2.0%
Walmart, Inc.	67,533	6,603,377

Food Retail - 2.0%
Sprouts Farmers Market, Inc. (a)	39,913	6,571,277

Packaged Foods & Meats - 2.0%
Cal-Maine Foods, Inc.	65,786	6,554,259

ALPHA ARCHITECT U.S. QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025 (Unaudited)

COMMON STOCKS - 99.5% (CONTINUED)	Shares	Value
Soft Drinks & Non-alcoholic Beverages - 2.0%
Primo Brands Corp.	221,739	$6,567,909

Tobacco - 2.0%
Philip Morris International, Inc.	35,940	6,545,752
Total Consumer Staples		32,842,574

Energy - 11.8%
Oil & Gas Exploration & Production - 5.9%
EQT Corp.	111,210	6,485,767
Expand Energy Corp.	55,100	6,443,394
Texas Pacific Land Corp.	6,203	6,552,787
		19,481,948
Oil & Gas Storage & Transportation - 5.9%
DT Midstream, Inc.	58,974	6,481,832
Kinder Morgan, Inc.	222,041	6,528,006
Williams Cos., Inc.	103,243	6,484,693
		19,494,531
Total Energy		38,976,479

Financials - 9.9%
Asset Management & Custody Banks - 1.9%
Bank of New York Mellon Corp.	71,608	6,524,205

Financial Exchanges & Data - 2.0%
CME Group, Inc.	23,884	6,582,908

Investment Banking & Brokerage - 2.0%
Interactive Brokers Group, Inc. - Class A	118,387	6,559,824

Life & Health Insurance - 2.0%
Unum Group	80,840	6,528,638

Transaction & Payment Processing Services - 2.0%
Toast, Inc. - Class A (a)	147,558	6,535,344
Total Financials		32,730,919

Health Care - 6.0%
Biotechnology - 2.0%
Gilead Sciences, Inc.	59,091	6,551,419

Health Care Distributors - 2.0%
Cardinal Health, Inc.	38,875	6,531,000

ALPHA ARCHITECT U.S. QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025 (Unaudited)

COMMON STOCKS - 99.5% (CONTINUED)	Shares	Value
Health Care Technology - 2.0%
Doximity, Inc. - Class A (a)	107,329	$6,583,561
Total Health Care		19,665,980

Industrials - 6.0%
Aerospace & Defense - 6.0%
Axon Enterprise, Inc. (a)	7,932	6,567,220
General Electric Co.	25,360	6,527,411
Howmet Aerospace, Inc.	35,001	6,514,736
Total Industrials		19,609,367

Information Technology - 25.8%(b)
Application Software - 6.0%
Guidewire Software, Inc. (a)	27,907	6,570,703
InterDigital, Inc.	28,870	6,473,520
Pegasystems, Inc.	121,192	6,560,123
		19,604,346
Communications Equipment - 2.0%
F5, Inc. (a)	21,957	6,462,384

Electronic Manufacturing Services - 2.0%
Jabil, Inc.	30,097	6,564,156

Internet Services & Infrastructure - 7.9%
Cloudflare, Inc. - Class A (a)	33,330	6,527,014
Snowflake, Inc. - Class A (a)	29,130	6,518,420
Twilio, Inc. - Class A (a)	52,613	6,542,953
VeriSign, Inc.	22,722	6,562,113
		26,150,500
IT Consulting & Other Services - 2.0%
International Business Machines Corp.	22,253	6,559,740

Systems Software - 5.9%
Commvault Systems, Inc. (a)	37,049	6,458,752
Fortinet, Inc. (a)	61,802	6,533,707
Zscaler, Inc. (a)	20,888	6,557,579
		19,550,038
Total Information Technology		84,891,164

Materials - 2.0%
Steel - 2.0%
Carpenter Technology Corp.	23,613	6,526,161

ALPHA ARCHITECT U.S. QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025 (Unaudited)

COMMON STOCKS - 99.5% (CONTINUED)	Shares	Value
Utilities - 4.0%
Electric Utilities - 4.0%
Entergy Corp.	79,190	$6,582,272
NRG Energy, Inc.	40,310	6,472,980
Total Utilities		13,055,252
TOTAL COMMON STOCKS (Cost $292,825,758)		327,191,116

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.25% (c)	902,772	902,772
TOTAL SHORT-TERM INVESTMENTS (Cost $902,772)		902,772

TOTAL INVESTMENTS - 99.8% (Cost $293,728,530)		$328,093,888
Other Assets in Excess of Liabilities - 0.2%		510,982
TOTAL NET ASSETS - 100.0%		$328,604,870

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ALPHA ARCHITECT ETFs

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Alpha Architect U.S. Quantitative Momentum ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$327,191,116	$—	$—	$327,191,116
Money Market Funds	902,772	—	—	902,772
Total Investments	$328,093,888	$—	$—	$328,093,888

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended June 30, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.